CONVERTIBLE DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
CONVERTIBLE DEBT
Schedule of grantees and warrant quantity
White River Ventures LLC	450,000 warrants
Midwest General Investment Company LLC	350,000 warrants
Liberty Hill Capital Management LLC	300,000 warrants
Homewood Holdings LLC	300,000 warrants
SAS Partners LLC	275,000 warrants
Westside Advisors LLC	325,000 warrants

White River Ventures LLC	450,000 warrants
Midwest General Investment Company LLC	350,000 warrants
Liberty Hill Capital Management LLC	300,000 warrants
Homewood Holdings LLC	300,000 warrants
SAS Partners LLC	275,000 warrants
Westside Advisors LLC	325,000 warrants

Schedule of convertible debts and related discounts
	March 31, 2024	December 31, 2023
Convertible debt	$250,000	$250,000
Debt discount	(365)	(8,668)
Net	$249,635	$241,332

	December 31, 2023	December 31, 2022
Convertible debt	$250,000	$250,000
Debt discount	(8,668)	(41,971)
Net	$241,332	$208,029